Summary of Significant observable Inputs Used for Fair Value Measurements for Living Benefits Liabilities Classified as Level 3 (Detail) (Living Benefits [Member])	12 Months Ended
	Dec. 31, 2013
Minimum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	0.10%	[1]
Fair value unobservable inputs Lapse	0.00%
Fair value unobservable inputs wait period	0 years	[2]
Fair value unobservable inputs efficiency of benefit utilization	65.00%	[3]
Fair value unobservable inputs index Volatility	15.00%
Maximum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	8.00%	[1]
Fair value unobservable inputs Lapse	35.00%
Fair value unobservable inputs wait period	30 years	[2]
Fair value unobservable inputs efficiency of benefit utilization	100.00%	[3]
Fair value unobservable inputs index Volatility	25.00%

[1]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[2]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[3]	The unobservable input is not applicable to GMABs.